Administrative expenses	9 Months Ended
Sep. 30, 2025
Administrative expenses.
Administrative expenses

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

7.Administrative expenses

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Staff costs(a)	41.2	43.6	131.8	126.0
Net loss allowance/(reversal of loss allowance) on trade receivables	11.8	(4.3)	13.6	(2.1)
Professional fees	10.8	11.0	32.1	38.1
Facilities, short-term rental and upkeep	8.4	7.0	24.9	23.6
Travel costs	2.9	2.4	8.4	8.4
Depreciation	2.3	2.6	7.2	8.0
Amortization	0.8	4.1	2.5	6.2
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	0.6	(1.3)	(0.4)	(3.6)
Operating taxes	0.1	0.4	0.7	1.1
Business combination costs	0.1	0.6	1.3	1.0
Impairment of goodwill	—	—	—	87.9
Net (reversal of impairment)/impairment of withholding tax receivables(b)	(24.9)	21.9	(37.8)	32.8
Other	4.2	4.8	14.8	18.1
	58.3	92.8	199.1	345.5

(a)	Includes amounts related to key management personnel (excluding Non-Executive directors) and share-based payment expense. Costs for the comparative periods are re-presented on this basis.
(b)	Withholding tax receivables are assessed for recoverability based on a five year cash flow projection and an analysis of the utilization of withholding tax balances in settlement of future income tax liabilities. Refer to note 13 for further information on the change in withholding tax regulations during 2025.